Risk management (Tables)	12 Months Ended
Dec. 31, 2020
Risk management
Group’s financial liabilities based on contractual undiscounted payments.

	(As Restated)
							Total
	Less than	3 to 6	6 to 12	1 to 5	Greater than	No contractual	undiscounted
	3 months	months	months	years	5 years	maturity date	cash outflows
December 31, 2020	$'000	$'000	$'000	$'000	$'000	$'000	$'000
Loan interest payable	9,342	10,151	19,493	163,596	11,942	—	214,524
Other liabilities	40,582	600	1,203	8,319	6,541	38,264	95,509
Loan capital	—	—	—	434,313	238,858	—	673,171
Capital provision asset subparticipations	—	—	—	—	—	14,107	14,107
Third-party interests in consolidated entities	—	—	—	—	—	635,057	635,057
	49,924	10,751	20,696	606,228	257,341	687,428	1,632,368

	(As Restated)
							Total
	Less than	3 to 6	6 to 12	1 to 5	Greater than	No contractual	undiscounted
	3 months	months	months	years	5 years	maturity date	cash outflows
December 31, 2019	$'000	$'000	$'000	$'000	$'000	$'000	$'000
Financial liabilities at fair value through profit or loss	91,493	—	—	—	—	—	91,493
Due to brokers	51,401	—	—	—	—	—	51,401
Loan interest payable	9,376	9,825	19,201	138,155	34,143	—	210,700
Other liabilities	28,072	791	1,587	12,455	10,029	31,046	83,980
Loan capital	—	—	—	250,990	411,175	—	662,165
Capital provision asset subparticipations	—	—	—	—	—	13,944	13,944
Third-party interests in consolidated entities	—	—	—	—	—	623,175	623,175
	180,342	10,616	20,788	401,600	455,347	668,165	1,736,858

Assets and liabilities split between a current and non-current classification.

	(As Restated)
	December 31, 2020			December 31, 2019
	Current	Non-current	Total	Current	Non-current	Total
Assets	$'000	$'000	$'000	$'000	$'000	$'000
Cash and cash equivalents	322,190	—	322,190	186,621	—	186,621
Cash management assets	16,594	—	16,594	37,966	—	37,966
Due from brokers	—	—	—	95,226	—	95,226
Other assets	21,377	10,531	31,908	9,207	4,011	13,218
Due from settlement of capital provision assets	28,802	3,750	32,552	50,608	3,750	54,358
Capital provision assets	—	2,562,677	2,562,677	—	2,432,829	2,432,829
Equity securities	—	—	—	31,367	29	31,396
Property, plant and equipment	—	14,593	14,593	—	20,184	20,184
Intangible asset	—	—	—	—	8,703	8,703
Goodwill	—	134,032	134,032	—	133,999	133,999
Deferred tax asset	—	256	256	—	24,939	24,939
Total assets	388,963	2,725,839	3,114,802	410,995	2,628,444	3,039,439

	(As Restated)
	December 31, 2020			December 31, 2019
	Current	Non-current	Total	Current	Non-current	Total
Liabilities	$'000	$'000	$'000	$'000	$'000	$'000
Financial liabilities at fair value through profit or loss	—	—	—	91,493	—	91,493
Due to brokers	—	—	—	51,401	—	51,401
Loan interest payable	9,556	—	9,556	9,462	—	9,462
Other liabilities	41,759	62,604	104,363	29,324	53,418	82,742
Loan capital	—	667,814	667,814	—	655,880	655,880
Capital provision asset subparticipations	—	14,107	14,107	—	13,944	13,944
Third-party interests in consolidated entities	—	635,057	635,057	—	623,175	623,175
Deferred tax liability	—	22,325	22,325	—	9,662	9,662
Total liability	51,315	1,401,907	1,453,222	181,680	1,356,079	1,537,759

Schedule of net exposure to currency risk

	Capital provision assets	Other net assets/ (liabilities)
	$'000	$'000
US dollar	2,310,372	(410,392)
Sterling	79,748	(490,626)
Euro	168,975	78
Australian dollar	3,582	(157)
Swiss Franc	—	—
	2,562,677	(901,097)

At December 31, 2019, the Group’s net exposure to currency risk was analyzed as follows:

	Capital provision assets	Other net assets/ (liabilities)
	$'000	$'000
US dollar	2,225,250	(450,237)
Sterling	65,290	(480,912)
Euro	139,418	—
Australian Dollar	2,689	—
Swiss Franc	182	—
	2,432,829	(931,149)

	(As Restated)
	2020	2019
	$'000	$'000
Sterling	(41,088)	(41,562)
Euro	16,905	13,942
Australian Dollar	343	269
Swiss Franc	—	18

Schedule of exposure to interest rate risk

	(As Restated)
	2020	2019
	$'000	$'000
Non interest-bearing	1,872,451	1,635,449
Interest-bearing -floating	390,662	374,904
Interest-bearing -fixed rate	(601,533)	(508,673)
Total net assets	1,661,580	1,501,680

Schedule of maturity profile of interest-bearing assets and liabilities

	Floating	Fixed	Total
Maturity period at December 31, 2020	$'000	$'000	$'000
Assets
Less than 3 months	329,570	1,154	330,724
3 to 6 months	—	1,575	1,575
6 to 12 months	—	1,606	1,606
1 to 2 years	—	1,717	1,717
Greater than 2 years	61,092	65,585	126,677
Liabilities			—
1 to 2 years	—	(117,823)	(117,823)
Greater than 2 years	—	(555,347)	(555,347)
Net asset/(liabilities)	390,662	(601,533)	(210,871)

	Floating	Fixed	Total
Maturity period at December 31, 2019	$'000	$'000	$'000
Assets
Less than 3 months	310,646	955	311,601
3 to 6 months	—	802	802
6 to 12 months	—	654	654
1 to 2 years	—	2,140	2,140
Greater than 2 years	64,258	148,941	213,199
Liabilities
Greater than 2 years	—	(662,165)	(662,165)
Net asset/(liabilities)	374,904	(508,673)	(133,769)